PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

FIXED INCOME FUND

HIGH YIELD FIXED INCOME FUND

SHORT BOND FUND

(COLLECTIVELY, THE “FUNDS”)

SUPPLEMENT DATED MARCH 20, 2025 TO

THE FUNDS’ PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED

Effective March 20, 2025, Eric R. Williams is no longer a portfolio manager of the Funds. Effective March 20, 2025, all references to Eric R. Williams in the Funds’ Prospectus are hereby deleted, and the Prospectus is amended as follows:

1.	The paragraph under the section entitled “FUND SUMMARIES – Fixed Income Fund – Management” on page 90 of the Prospectus is deleted and replaced with the following:

Investment Adviser and Portfolio Managers. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Fixed Income Fund. Christian Roth, Executive Vice President of NTI, Bilal Memon, Senior Vice President of NTI, Chaitanya Mandavakuriti, Senior Vice President of NTI, and Antulio Bomfim, Senior Vice President of NTI, have been managers of the Fund since July 2024, July 2023, July 2024, and July 2023, respectively. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

2.	The paragraph under the section entitled “FUND SUMMARIES – High Yield Fixed Income Fund – Management” on page 95 of the Prospectus is deleted and replaced with the following:

Investment Adviser and Portfolio Managers. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the High Yield Fixed Income Fund. Benjamin McCubbin, CFA, Vice President of NTI, and Sau Mui, CFA, have been managers of the Fund since July 2024 and March 2025, respectively. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

3.	The paragraph under the section entitled “FUND SUMMARIES – Short Bond Fund – Management” beginning on page 101 of the Prospectus is deleted and replaced with the following:

Investment Adviser and Portfolio Managers. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Short Bond Fund. Bilal Memon, Chaitanya Mandavakuriti and Antulio Bomfim, each a Senior Vice President of NTI, have been managers of the Fund since July 2019, July 2024 and July 2023, respectively. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub- administrator to the Fund.

4.

The third through fifth paragraphs under the section entitled “FUND MANAGEMENT – FIXED INCOME AND TAX-EXEMPT INCOME FUNDS” beginning on page 195 of the Prospectus are deleted and replaced with the following:

The managers for the Fixed Income Fund are Christian Roth, Executive Vice President of NTI, Bilal Memon, Senior Vice President of NTI, Chaitanya Mandavakuriti, Senior Vice President of NTI, and Antulio Bomfim, Senior Vice President of NTI. Messrs. Roth and Mandavakuriti have been managers of the Fund since July 2024. Messrs. Memon and Bomfim have been managers of the Fund since July 2023. More information about Messrs. Roth, Memon, Mandavakuriti and Bomfim is provided above.

The managers for the High Yield Fixed Income Fund are Benjamin McCubbin, CFA, Vice President of NTI, and Sau Mui, CFA. Mr. McCubbin has been the manager of the Fund since July 2024. Mr. McCubbin joined NTI in 2018 and is a Portfolio Manager in the Fixed Income Group. Ms. Mui has been a manager of the Fund since March 2025. Ms. Mui joined NTI in 2024 and is Senior High Yield Portfolio Manager on NTI’s global fixed income team. Prior to joining NTI, Ms. Mui was a senior high yield portfolio manager at Aviva Investors from October 2021 to August 2024 and a fixed income analyst and portfolio manager for PPM America from October 2017 to October 2021. Ms. Mui is a CFA charterholder and an active member of the CFA Society of Chicago.

The managers for the Short Bond Fund are Bilal Memon, Chaitanya Mandavakuriti and Antulio Bomfim, each a Senior Vice President of NTI. Mr. Memon has been a manager of the Fund since July 2019. Mr. Bomfim has been a manager of the Fund since July 2023. Mr. Mandavakuriti has been a manager of the Fund since July 2024. More information about Messrs. Memon, Mandavakuriti and Bomfim is provided above.

Please retain this supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT PRO COMBO (3/25)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

FIXED INCOME FUND

HIGH YIELD FIXED INCOME FUND

SHORT BOND FUND

(COLLECTIVELY, THE “FUNDS”)

SUPPLEMENT DATED MARCH 20, 2025 TO

THE FUNDS’ SAI DATED JULY 31, 2024, AS SUPPLEMENTED

Effective March 20, 2025, Eric R. Williams is no longer a portfolio manager of the Funds. Effective March 20, 2025, all references to Eric R. Williams in the Funds’ SAI are hereby deleted, and the SAI is amended as follows:

1.	The information for the Funds in the table under the section entitled “PORTFOLIO MANAGERS” on page 112 of the SAI is replaced with the following:

PORTFOLIO MANAGERS

Fund	Portfolio Manager(s)
Fixed Income Fund	Christian Roth**, Bilal K. Memon, Chaitanya Mandavakuriti** and Antulio Bomfim
High Yield Fixed Income Fund	Benjamin McCubbin** and Sau Mui******
Short Bond Fund	Bilal K. Memon, Chaitanya Mandavakuriti** and Antulio Bomfim

******	Became a Portfolio Manager effective March 20, 2025.

2.

The following information, as of February 28, 2025, with respect to Sau Mui is added under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by Portfolio Managers” beginning on page 113 of the SAI:

The table below discloses the accounts within each type of category listed below for which Sau Mui* was jointly and primarily responsible for day-to-day portfolio management as of February 28, 2025.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in Millions)
Northern Funds:	0	$0	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

*	Sau Mui became a Portfolio Manager of the High Yield Fixed Income Fund effective March 20, 2025.

3.	The following information, as of February 28, 2025, is added in the table under the section entitled “PORTFOLIO MANAGERS – Disclosure of Securities Ownership” beginning on page 127 of the SAI:

Shares Beneficially Owned by	Fund	Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Sau Mui[18]	High Yield Fixed Income Fund	None

[18]	Sau Mui became a Portfolio Manager of the High Yield Fixed Income Fund effective March 20, 2025. Information provided is as of February 28, 2025.

Please retain this supplement with your SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT SAI COMBO (3/25)

NORTHERN FUNDS PROSPECTUS